Income tax, Tax Losses Carried Forward (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 1,698,038,184	$ 707,357,588
2016 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 27,061,783
Expire rate	2026
2018 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 610,601,259
Expire rate	2028
2020 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 69,420,149
Expire rate	2030
2021 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 15,168,652
Expire rate	2031
2022 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 76,668,031
Expire rate	2032
2023 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 6,455,595
Expire rate	2033
2024 [Member]
Tax expense (income) of discontinued operation [abstract]
Gross amount	$ 892,662,715
Expire rate	2034